Other Balance Sheet Components - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation and amortization expense related to property and equipment	$ 2.0	$ 1.0
Amortization related to intangible assets	$ 2.2	$ 2.1